Long-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Long-term investments
Carrying amount of equity investments	¥ 112,912		¥ 141,901		$ 15,903
Equity ownership	2.5698%	2.5698%
Proceeds from disposal of long-term investments	¥ 10,279	$ 1,448	585
Disposal loss	(10,754)	(1,515)
Impairment charges recognized on equity investments without readily determinable fair value	8,505	1,198	¥ 6,726	¥ 25,370
Share of loss from equity method investment	¥ (450)	(63)
Non listed company
Long-term investments
Equity ownership percentage	15.00%				15.00%
Representation of the board seats	0.20%				0.20%
Carrying amount of equity method investments	¥ 0
Share of loss from equity method investment	¥ 450	$ 63